                                                           400 Bellevue Parkway

                                                                      4th Floor
[Logo of Provident Institutional Funds]                    Wilmington, DE 19809
                                                                   302-793-8100
                                                                    www.pif.com

                                                                 April 30, 1999

Dear Shareholder:

  We are pleased to present the Semi-Annual Report to Shareholders of TempFund and TempCash for the period ended March 31, 1999.

  Commentary on the United States' improving economy and on recent developments in our Funds are contained in the accompanying Investment Adviser's Report.

  We would like to thank our shareholders for a successful proxy which resulted in the reorganization of the Provident Institutional Funds into a single Delaware business trust.

  Provident Institutional Funds offers a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                     Sincerely,

                                     /s/ Rodney D. Johnson
                                     Rodney D. Johnson
                                     Chairman

                             TEMPFUND AND TEMPCASH
                    Semi-Annual Investment Adviser's Report

United States government securities were the clear beneficiary of the global financial turbulence that dominated the markets in the second half of 1998. Propelled by a strong flight to safety, yields on short-term treasury and agency obligations fell sharply. Three-month treasury bill yields declined to as low as 3.65% in October, a drop of over 100 basis points in less than six months. The reasons for such a strong rally were many. The financial crisis that started a year ago spread to South America, Latin America and especially Russia where a devaluation and default made the situation appear particularly ominous. The rescue of a large U.S. based hedge fund in September also weighed heavily on investor confidence. As the threat of economic recession reaching the United States mounted, the Federal Reserve began an aggressive campaign to add liquidity to the financial system. Between September 29 and November 17, the Federal Reserve eased monetary policy three times, taking the federal funds rate down to 4.75%.

The U.S. economy ended 1998 in strong fashion, with gross domestic product up 6.1%, the largest increase in two years. First quarter activity remained strong, with a twenty-nine year low in unemployment and sharp gains in productivity. The good fortune of the healthy economy and low inflation, however, is not without some risks. Oil prices, for example were up 22% in March, and economic weakness continued in Brazil and Latin America.

Early in the period, the money markets witnessed a flattening of the yield curve as sentiment shifted toward an accommodative Federal Reserve that was willing to lower short-term interest rates to protect U.S. economic interests. In this environment, TempFund and TempCash sought to maintain moderately extended average maturities to lessen the impact of lower rates. TempFund, with its AAA rating, targeted a 50-55 day maturity, while TempCash was a little longer at 60-65 days. Recently, some investments have been made into early 2000 to benefit from a slight positive yield curve. The other key initiative over the last six months was the emphasis on portfolio credit quality, as both foreign and domestic banks and financial services companies came under intense ratings scrutiny. During the fourth quarter, we proactively restricted many of the bank and broker credits on our approved lists of eligible issuers. Finally both portfolios continued their strong asset growth. TempFund's assets increased from $10 billion on September 30, 1998 to $11.6 billion on March 31, 1999, after reaching a peak of $16.6 billion in February. TempCash ended the period at $2.9 billion, unchanged from last September, but it too attained a peak of over $5 billion in January. The reduction in assets in February and March was primarily attributable to temporary periods of unusually high overnight rates.

We appreciate your continued interest in TempFund and TempCash and look forward to meeting your liquidity needs in the future. TempFund was recently rated by Lipper, as the number one ranked institutional money market fund for the twenty-year period ended December 31, 1998.

                                         BlackRock Institutional Management
                                          Corporation

                         Provident Institutional Funds
                               TempFund Portfolio
                            Statement of Net Assets
                                 March 31, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                 Maturity   Par
                                                   Date    (000)       Value
                                                 -------- -------- -------------
CERTIFICATES OF DEPOSIT--13.0%
Bank Notes--0.9%
 Northern Trust Bank (A-1+, P-1)
 5.81%.........................................  04/30/99 $100,000 $  99,996,958
                                                                   -------------
Domestic Certificates Of Deposit--12.1%
 Chase Manhattan Bank (A-1+, P-1)
 5.73%.........................................  05/17/99   50,000    49,996,243
 First National Bank of Chicago
 (A-1+, P-1)
 4.93%.........................................  04/06/99  150,000   150,000,208
 4.93%.........................................  05/06/99  150,000   150,001,442
 4.88%.........................................  05/24/99  200,000   200,000,000
 5.05%.........................................  02/09/00  100,000    99,975,115
 First Tennessee Bank (A-1, P-1)
 5.72%.........................................  04/23/99  100,000    99,997,113
 4.88%.........................................  05/10/99  100,000    99,998,926
 4.91%.........................................  06/08/99   70,000    69,998,694
 5.02%.........................................  09/01/99   50,000    50,000,000
 First Union National Bank (A-1, P-1)
 5.31%.........................................  09/14/99   50,000    50,049,416
 Fleet National Bank (A-1, P-1)
 4.91%.........................................  08/03/99   75,000    75,000,000
 Lasalle National Bank (A-1+, P-1)
 5.71%.........................................  04/01/99   40,000    40,000,000
 4.95%.........................................  04/28/99   75,000    75,000,000
 5.00%.........................................  05/17/99   25,000    25,000,000
 4.93%.........................................  07/19/99   75,000    75,002,226
 NationsBank (A-1+, P-1)
 5.00%.........................................  01/05/00  100,000    99,985,250
                                                                   -------------
                                                                   1,410,004,633
                                                                   -------------
 Total Certificates of Deposit
 (Cost $1,510,001,591)............................................ 1,510,001,591
                                                                   -------------
COMMERCIAL PAPER--55.0%
Aircraft Engines & Parts--3.1%
 Allied Signal Inc. (A-1, P-1)
 4.8199%.......................................  04/27/99   50,000    49,825,944
 4.8199%.......................................  05/03/99   93,862    93,459,853
 4.8299%.......................................  05/17/99   50,000    49,691,417
 4.83%.........................................  05/17/99   50,000    49,691,417

                                                   Maturity   Par
                                                     Date    (000)     Value
                                                   -------- ------- ------------
 4.85%...........................................  05/20/99 $25,000 $ 24,834,965
 4.83%...........................................  05/24/99  25,000   24,822,229
 4.8299%.........................................  05/25/99  25,000   24,818,875
 4.87%...........................................  06/08/99  47,500   47,063,053
                                                                    ------------
                                                                     364,207,753
                                                                    ------------
Asset Backed Securities--21.8%
 Barton Capital Corp. (A-1+, P-1)
 4.87%...........................................  04/07/99 164,720  164,586,302
 Corporate Asset Funding (A-1+, P-1)
 4.84%...........................................  05/24/99  50,000   49,643,722
 Corporate Receivables Corp. (A-1+, P-1)
 4.8799%.........................................  04/07/99  25,000   24,979,667
 4.88%...........................................  04/12/99  70,000   69,895,622
 4.88%...........................................  04/13/99  50,000   49,918,667
 4.8699%.........................................  04/14/99  29,053   29,001,907
 4.87%...........................................  04/20/99 150,000  149,614,458
 4.8699%.........................................  04/28/99   7,500    7,472,606
 4.8699%.........................................  04/29/99  50,000   49,810,611
 4.87%...........................................  04/29/99  50,000   49,810,611
 4.84%...........................................  05/11/99  50,000   49,731,111
 4.84%...........................................  05/24/99  75,000   74,465,583
 Dakota Certificates Program (A-1+, P-1)
 4.8999%.........................................  04/09/99 100,000   99,891,111
 4.8999%.........................................  04/12/99 100,000   99,850,278
 4.8999%.........................................  04/13/99 100,000   99,836,667
 Delaware Funding Corp. (A-1+, P-1)
 4.88%...........................................  06/04/99  50,631   50,191,748
 Old Line Funding Corp. (A-1+, P-1)
 4.8699%.........................................  04/09/99 217,804  217,568,288
 4.87%...........................................  04/14/99 181,352  181,033,072
 4.89%...........................................  04/15/99 201,132  200,749,514
 Pooled Accounts Receivable Capital Corp. (A-1+, P-1)
 4.8799%.........................................  04/12/99  40,274   40,213,947
 4.88%...........................................  04/15/99  91,245   91,071,837
 4.90%...........................................  06/11/99  49,792   49,310,816
 4.86%...........................................  06/17/99  20,249   20,038,512
 Quincy Capital Corp. (A-1+, P-1)
 4.86%...........................................  04/23/99  96,157   95,871,414
 Receivable Capital Corp. (A-1+, P-1)
 4.86%...........................................  04/23/99  55,757   55,591,402

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                               Maturity   Par
                                                 Date    (000)      Value
                                               -------- ------- -------------
COMMERICAL PAPER (continued)
Asset Backed Securities (continued)
 Windmill Funding Corp. (A-1+, P-1)
 4.87%.......................................  04/12/99 $26,443 $  26,403,651
 4.87%.......................................  04/13/99  26,542    26,498,913
 4.8699%.....................................  04/14/99  26,000    25,954,276
 4.87%.......................................  04/16/99  33,035    32,967,966
 4.87%.......................................  04/20/99  50,000    49,871,486
 4.87%.......................................  04/21/99  30,954    30,870,252
 4.8699%.....................................  04/23/99  34,158    34,056,342
 4.8699%.....................................  04/27/99  55,791    55,594,771
 4.87%.......................................  04/28/99  30,000    29,890,425
 4.87%.......................................  04/29/99  75,000    74,715,917
 4.8699%.....................................  04/30/99  75,000    74,705,771
                                                                -------------
                                                                2,531,679,243
                                                                -------------
Banks--3.4%
 J.P. Morgan & Co, Inc. (A-1+, P-1)
 4.82%.......................................  06/28/99 125,000   123,527,222
 4.84%.......................................  06/28/99 125,000   123,521,111
 4.8299%.....................................  09/27/99  75,000    73,198,813
 4.84%.......................................  09/27/99  75,000    73,195,083
                                                                -------------
                                                                  393,442,229
                                                                -------------
Beverages--0.6%
 Coca-Cola Co. (A-1+, P-1)
 4.87%.......................................  04/22/99  25,000    24,928,979
 4.87%.......................................  04/23/99  50,000    49,851,194
                                                                -------------
                                                                   74,780,173
                                                                -------------
Insurance Agents, Brokers & Services--0.9%
 Marsh & McLennan Co., Inc. (A-1+, P-1)
 4.85%.......................................  04/09/99 100,000    99,892,222
                                                                -------------
Life Insurance--2.3%
 Metlife Funding, Inc. (A-1+, P-1)
 4.8399%.....................................  04/13/99  50,000    49,919,333
 4.84%.......................................  04/14/99  23,586    23,544,777
 4.84%.......................................  04/15/99  43,105    43,023,867
 Prudential Funding Corp. (A-1, P-1)
 4.80%.......................................  06/14/99 100,000    99,013,333
 4.8199%.....................................  06/14/99  50,000    49,504,611
                                                                -------------
                                                                  265,005,921
                                                                -------------

                                                   Maturity   Par
                                                     Date    (000)     Value
                                                   -------- ------- ------------
Miscellaneous Business Credit Institutions--0.6%
 National Rural Utilities Coop.
 Finance Corp. (A-1+, P-1)
 4.8099%.........................................  04/27/99 $69,400 $ 69,158,912
                                                                    ------------
Motor Vehicles & Car Bodies--1.7%
 DaimlerChrysler North America Holding Corp.
  (A-1, P-1)
 4.85%...........................................  04/29/99 100,000   99,649,722
 4.85%...........................................  04/29/99 100,000   99,622,778
                                                                    ------------
                                                                     199,272,500
                                                                    ------------
Personal Credit Institutions--7.4%
 Associates Corp. of North America (A-1, P-1)
 4.86%...........................................  05/10/99  70,000   69,631,450
 4.86%...........................................  05/11/99  70,000   69,622,000
 4.8299%.........................................  05/26/99 100,000   99,262,083
 4.83%...........................................  05/27/99  40,000   39,699,467
 4.8299%.........................................  06/30/99  75,000   74,094,375
 Chrysler Financial Co. (A-1, P-1)
 4.84%...........................................  05/24/99  50,000   49,643,722
 Ford Motor Credit Corp. (A-1, P-1)
 4.83%...........................................  04/26/99 160,000  159,463,333
 General Motors Acceptance Corp. (A-1, P-1)
 4.83%...........................................  05/13/99 300,000  298,309,500
                                                                    ------------
                                                                     859,725,930
                                                                    ------------
Petroleum Refining--0.4%
 Shell Oil Co. (A-1+, P-1)
 4.8199%.........................................  05/12/99  50,000   49,725,528
                                                                    ------------
Pharmaceutical Preparations--2.3%
 Johnson & Johnson (A-1+, P-1)
 4.7499%.........................................  04/20/99  86,725   86,507,585
 4.75%...........................................  05/05/99 110,000  109,506,528
 4.86%...........................................  06/28/99  70,000   69,168,400
                                                                    ------------
                                                                     265,182,513
                                                                    ------------
Security Brokers & Dealers--2.9%
 Morgan Stanley Group, Inc. (A-1, P-1)
 4.81%...........................................  05/17/99 150,000  149,078,083
 4.82%...........................................  08/20/99 100,000   98,112,167
 4.8799%.........................................  09/07/99 100,000   97,844,667
                                                                    ------------
                                                                     345,034,917
                                                                    ------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- ------- -------------
COMMERCIAL PAPER (continued)
Services--Equipment Rental & Lease--0.2%
 International Lease Finance Corp. (A-1+, P-1)
 4.8199%........................................  05/07/99 $25,000 $  24,879,500
                                                                   -------------
Short-Term Business Credit Institutions--6.5%
 American Express Credit Corp. (A-1, P-1)
 4.81%..........................................  11/19/99 100,000    96,900,222
 General Electric Capital Corp. (A-1+, P-1)
 4.89%..........................................  06/09/99 100,000    99,062,750
 4.8099%........................................  06/28/99 100,000    98,824,222
 4.8099%........................................  06/30/99 125,000   123,496,875
 4.82%..........................................  07/23/99  90,000    88,638,350
 4.7799%........................................  08/24/99 200,000   196,149,444
 4.81%..........................................  11/10/99  50,000    48,510,237
                                                                   -------------
                                                                     751,582,100
                                                                   -------------
Telephone Communications--0.9%
 American Telephone & Telegraph Co. (A-1+, P-1)
 4.8199%........................................  04/22/99 101,500   101,214,616
                                                                   -------------
 Total Commercial Paper
  (Cost $6,394,784,057)........................................... 6,394,784,057
                                                                   -------------
CORPORATE BONDS--2.6%
Banks--0.1%
 First America Michigan (A-1, P-1)
 6.25%..........................................  06/28/99  11,000    11,027,936
                                                                   -------------
Security Brokers & Dealers--2.5%
 Goldman Sachs Group (A-1+, P-1)
 5.05%..........................................  06/16/99 120,000   120,000,000
 5.05%..........................................  08/04/99  75,000    75,000,000
 5.10%..........................................  11/15/99 100,000   100,000,000
                                                                   -------------
                                                                     295,000,000
                                                                   -------------
 Total Corporate Bonds
  (Cost $306,027,936).............................................   306,027,936
                                                                   -------------
VARIABLE RATE OBLIGATIONS+--21.7%
Banks--7.3%
 First National Bank of Chicago (A-1+, P-1)
 4.8118%........................................  04/27/99  96,000    95,981,804
 4.8118%........................................  04/28/99  50,000    49,990,442

                                               Maturity   Par
                                                 Date    (000)      Value
                                               -------- -------- ------------
 First Union National Bank (A-1, P-1)
 4.9075%.....................................  04/19/99 $100,000 $100,000,000
 Key Bank National Association (A-1, P-1)
 4.8868%.....................................  04/29/99  125,000  124,969,007
 National City Bank of Cleveland (A-1, P-1)
 4.845%......................................  04/07/99  200,000  199,989,295
 National City Indiana (A-1, P-1)
 4.8146%.....................................  04/20/99  143,000  142,995,976
 Wells Fargo & Company (A-1, P-1)
 4.88%.......................................  06/30/99  130,000  129,892,842
                                                                 ------------
                                                                  843,819,366
                                                                 ------------
Beverages--2.4%
 Pepsico (A-1, P-1)
 4.81%.......................................  05/19/99  281,000  280,878,380
                                                                 ------------
Federal National Mortgage Association--0.9%
 Federal National Mortgage Association Variable Rate Notes
 4.511%......................................  04/06/99  100,000  100,000,000
                                                                 ------------
Finance Lessors--0.7%
 General Electric Capital Corp. (A-1+, P-1)
 4.905%......................................  06/09/99   80,000   79,992,581
                                                                 ------------
Miscellaneous Business Credit Institutions--0.7%
 John Deere Capital Corp. (A-1, P-1)
 4.8746%.....................................  04/22/99   80,000   79,977,118
                                                                 ------------
Personal Credit Institutions--0.5%
 Norwest Corp. (A-1+, P-1)
 4.95%.......................................  06/21/99   60,000   59,997,284
                                                                 ------------
Security Brokers & Dealers--7.5%
 Bear Stearns Companies, Inc. (A-1, P-1)
 4.94%.......................................  05/18/99  175,000  175,000,000
 Goldman Sachs Group L.P. (A-1+, P-1)
 5.2353%.....................................  04/07/99  300,000  300,000,000
 Merrill Lynch & Co. (A-1+, P-1)
 4.92%.......................................  06/10/99  150,000  149,993,503
 5.43%.......................................  06/15/99  200,000  200,000,000
 Morgan Stanley Dean Witter & Co. (A-1, P-1)
 5.06%.......................................  05/24/99   50,000   50,043,414
                                                                 ------------
                                                                  875,036,917
                                                                 ------------

                               TempFund Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                 Maturity   Par
                                                   Date    (000)       Value
                                                 -------- -------- -------------
VARIABLE RATE OBLIGATIONS+ (continued)
Short-Term Business Credit Institutions--1.7%
 Xerox Credit Corp. (A-1, P-1)
 4.9528%.......................................  04/12/99 $200,000 $ 199,965,358
                                                                   -------------
 Total Variable Rate Obligations
  (Cost $2,519,667,004)........................................... 2,519,667,004
                                                                   -------------
MEDIUM TERM NOTES--2.1%
Banks--0.8%
 Wells Fargo & Company (A-1, P-1)
 5.31%.........................................  04/03/00  100,000    99,933,347
                                                                   -------------
Finance Lessors--0.2%
 IBM Credit Corp. (A-1, A1)
 4.70%.........................................  10/29/99   25,000    24,975,168
                                                                   -------------
Personal Credit Institutions--0.1%
 Ford Motor Credit Corp. (A-1, A1)
 7.55%.........................................  07/19/99    7,000     7,051,352
                                                                   -------------
Security Brokers & Dealers--0.9%
 Merrill Lynch & Co. (A-1+)
 5.143%........................................  11/15/99  100,000   100,000,000
                                                                   -------------
Short-Term Business Credit
 Institutions--0.1%
 C.I.T. Group, Inc. (A-1)
 6.25%.........................................  10/04/99   17,000    17,103,570
                                                                   -------------
 Total Medium Term Notes
  (Cost $249,063,437).............................................   249,063,437
                                                                   -------------
REPURCHASE AGREEMENTS--5.6%
 Morgan (J.P.) Securities, Inc.
 4.80%.........................................  04/01/99  200,000   200,000,000
 (Agreement dated 03/31/99 to be repurchased at $200,026,667, collateralized by $197,072,000 Federal Home Loan Bank Discount
  Notes, Federal Home Loan Mortgage Corporation Bonds and
  Discount Notes and U.S. Treasury Bonds 0.00% to 8.875% due from
  04/21/99 to 02/15/19. The market value is $205,662,911.)

                                                   Maturity   Par
                                                     Date    (000)     Value
                                                   -------- ------- ------------
 Morgan Stanley & Co., Inc.
 5.075%..........................................  04/01/99 $53,800 $ 53,800,000
 (Agreement dated 03/31/99 to be repurchased at $53,807,584, collateralized by $252,070,000 U.S. Treasury Notes and Strips
  0.00% to 5.625% due from 11/30/99 to 11/15/26. The market value is $55,907,116.)
 5.125%..........................................  04/01/99 250,000  250,000,000
 (Agreement dated 03/31/99 to be repurchased at $250,035,590, collateralized by $267,939,000 Student Loan Marketing
  Association Bonds and Discount Notes and Tennessee Valley
  Authority Bonds and Discount Notes 0.00% to 8.625% due from
  04/01/99 to 11/15/29. The market value is $260,336,182.)

                               TempFund Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- -------- ------------
REPURCHASE AGREEMENTS (continued)
 SBC Warburg Dillon Read, Inc.
 4.82%..........................................  04/01/99 $142,000 $142,000,000
 (Agreement dated 03/31/99 to be repurchased at $142,019,012, collateralized by $146,270,650 U.S. Treasury Bills due 06/17/99.
  The market value is $144,840,125.)
                                                                    ------------
 Total Repurchase Agreements
  (Cost $645,800,000)..............................................  645,800,000
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
 (Cost $11,625,344,025*)......................... 100.0%  11,625,344,025
LIABILITIES IN EXCESS OF OTHER ASSETS............  (0.0)      (4,899,429)
                                                  -----  ---------------
NET ASSETS (Equivalent to $1.00 per share based
 on 11,244,983,583 TempFund Shares and
 375,406,056 TempFund Dollar Shares, $.001 par
 value stock outstanding)........................ 100.0% $11,620,444,596
                                                  =====  ===============
NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE ($11,620,444,596 / 11,620,389,639)..............            $1.00
                                                                   =====

--------
 * Cost for federal income tax purposes.
 + Variable Rate Obligations--The rate shown is the rate as of March 31, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                               TempFund Portfolio
                              Maturity Information
                                 March 31, 1999
                                  (Unaudited)

    Maturity                                                                     Percentage
     Period                           Par                                       of Portofolio
    --------                     --------------                                 -------------
      1-30 Days                  $5,707,033,000                                     48.9%
     31-60 Days                   2,439,862,000                                     20.9
     61-90 Days                   1,529,175,000                                     13.1
    91-120 Days                     502,000,000                                      4.3
   121-150 Days                     450,000,000                                      3.9
  Over 150 Days                   1,042,000,000                                      8.9

                       Average Weighted Maturity--57 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard
 & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at March 31, 1999.
                See accompanying notes to financial statements.

                         Provident Institutional Funds
                               TempCash Portfolio
                            Statement of Net Assets
                                 March 31, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- -------- ------------
CERTIFICATES OF DEPOSIT--17.5%
Domestic Certificates Of Deposit--6.1%
 First National Bank of Chicago (A-1+, P-1)
 4.98%..........................................  01/06/00 $ 75,000 $ 74,988,896
 Fleet National Bank (F-1, A-1 T-1)
 5.07%..........................................  04/09/99   50,000   50,000,000
 NationsBank (A-1+, P-1)
 5.00%..........................................  01/05/00   50,000   49,992,625
                                                                    ------------
                                                                     174,981,521
                                                                    ------------
Yankee Dollar Certificates Of Deposit--11.4%
 National Westminster (A-1+, P-1)
 4.98%..........................................  01/10/00  100,000   99,984,987
 Rabobank Nederland (A-1+, P-1)
 4.98%..........................................  01/10/00  100,000   99,977,483
 Royal Bank of Canada (A-1+, P-1)
 5.02%..........................................  02/08/00   50,000   49,987,594
 Svenska Handelsbanken (A-1, P-1)
 5.07%..........................................  02/09/00   50,000   49,987,560
 Swedbank (P-1, A-1)
 5.76%..........................................  05/24/99   25,000   24,997,915
 Toronto Dominion (A-1+, P-1)
 5.71%..........................................  05/24/99    5,000    4,999,374
                                                                    ------------
                                                                     329,934,913
                                                                    ------------
 Total Certificates of Deposit
  (Cost $504,916,434)..............................................  504,916,434
                                                                    ------------
COMMERCIAL PAPER--42.0%
Asset Backed Securities-- 15.0%
 Corporate Receivables Corp. (A-1+, P-1)
 4.8199%........................................  04/19/99   50,000   49,879,500
 4.87%..........................................  04/14/99  100,000   99,824,139
 4.87%..........................................  04/15/99   40,000   39,924,244
 CXC, Inc. (A-1+, P-1)
 4.83%..........................................  04/09/99   40,000   39,957,067
 Dakota Certificates Program (A-1+, P-1)
 4.90%..........................................  04/05/99   75,000   74,959,167
 Quincy Capital Corp. (A-1+, P-1)
 4.8499%........................................  04/13/99   17,296   17,268,038
 4.85%..........................................  04/14/99   66,850   66,732,920
 Triple A-1 Funding (A-1, P-1)
 4.87%..........................................  04/20/99   25,000   24,935,743

                                                 Maturity   Par
                                                   Date    (000)      Value
                                                 -------- ------- --------------
 Windmill Funding Corp. (A-1+, P-1)
 4.87%.........................................  04/12/99 $20,000 $   19,970,239
                                                                  --------------
                                                                     433,451,057
                                                                  --------------
Banks--7.7%
 AB Spintab Swedmortgage (A-1, P-1)
 4.85%.........................................  06/09/99  75,000     74,302,813
 Abbey National North America (A-1+, P-1)
 4.80%.........................................  08/09/99  50,000     49,133,333
 Banque Generale Du Luxembourg (A-1+, P-1)
 4.7899%.......................................  04/20/99  75,000     74,810,396
 Swedbank, Inc. (A-1, P-1)
 4.85%.........................................  08/26/99  25,000     24,504,896
                                                                  --------------
                                                                     222,751,438
                                                                  --------------
Food & Kindred Products--1.6%
 Diageo Capital PLC (A-1, P-1)
 4.7999%.......................................  04/21/99  45,000     44,880,000
                                                                  --------------
Motor Vehicles & Car Bodies--3.1%
 DaimlerChrysler North America Holding Corp. (A-1, P-1)
 4.74%                                           07/16/99  90,000     88,743,900
                                                                  --------------
Newspaper Publishing & Printing--4.2%
 Knight-Ridder, Inc. (A-1, P-2)
 4.7799%.......................................  07/21/99  75,000     73,894,625
 4.85%.........................................  08/25/99  50,000     49,016,528
                                                                  --------------
                                                                     122,911,153
                                                                  --------------
Security Brokers & Dealers--5.2%
 Morgan Stanley (A-1, P-1)
 4.87%.........................................  04/23/99 150,000    149,553,583
                                                                  --------------
Short-Term Business Credit Institutions-- 5.2%
 Heller Financial, Inc. (F-1, D-1)
 4.95%.........................................  04/05/99  50,000     49,972,500
 4.9299%.......................................  04/09/99  50,000     49,945,222
 4.92%.........................................  04/23/99  50,000     49,849,667
                                                                  --------------
                                                                     149,767,389
                                                                  --------------
 Total Commercial Paper
  (Cost $1,212,058,520)..........................................  1,212,058,520
                                                                  --------------

                               TempCash Portfolio
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                               Maturity   Par
                                                 Date    (000)      Value
                                               -------- -------- ------------
VARIABLE RATE OBLIGATIONS+--32.9%
Asset Backed Securities--5.2%
 SMM Trust 1999-B (A-1+, P-1)
 5.10%.......................................  06/15/99 $150,400 $150,400,000
                                                                 ------------
Banks--5.2%
 Royal Bank of Canada (A-1+, P-1)
 4.8187%.....................................  04/14/99   50,000   49,984,082
 Wells Fargo & Company (P-1, A-1)
 4.88%.......................................  06/30/99  100,000   99,917,571
                                                                 ------------
                                                                  149,901,653
                                                                 ------------
Federal National Mortgage Association--2.6%
 Federal National Mortgage Association Variable Rate Notes
 4.511%......................................  04/06/99   75,000   75,000,000
                                                                 ------------
Life Insurance--10.4%
 General American Life Insurance Co. (A-1+, D-1+)
 5.14%.......................................  04/01/99  125,000  125,000,000
 Monumental Life Insurance Co. (A-1+, P-1)
 5.09%.......................................  04/01/99   75,000   75,000,000
 5.13%.......................................  04/01/99   50,000   50,000,000
 Transamerica Life & Annuity Co. (A-1+, P-1)
 4.9634%.....................................  04/01/99   50,000   50,000,000
                                                                 ------------
                                                                  300,000,000
                                                                 ------------
Personal Credit Institutions--6.1%
 American Honda Finance Corp. Honda Motor Company, Ltd (A-1, P-
  1)
 5.0275%.....................................  04/09/99   40,000   40,000,000
 4.9381%.....................................  04/26/99   75,000   75,000,000
 4.98%.......................................  06/14/99   20,000   20,000,000
 4.98%.......................................  06/18/99   40,000   39,996,152
                                                                 ------------
                                                                  174,996,152
                                                                 ------------
Security Brokers & Dealers--3.4%
 Goldman Sachs Group (A-1+, P-1)
 5.2353%.....................................  04/07/99  100,000  100,000,000
                                                                 ------------
 Total Variable Rate Obligations
  (Cost $950,297,805)...........................................  950,297,805
                                                                 ------------

                                                  Maturity   Par
                                                    Date    (000)      Value
                                                  -------- -------- ------------
REPURCHASE AGREEMENTS--6.3%
 Lehman Government Securities, Inc.
 5.20%..........................................  04/01/99 $155,000 $155,000,000
 (Agreement dated 03/31/99 to be repurchased at $155,022,389 collateralized by $161,977,095 Federal Home Loan Mortgage
  Corporation Adjustable Rate Mortgage Notes and Federal National
  Mortgage Association Adjustable Rate Mortgage Notes 4.49% to
  6.20% due from 05/25/99 to 9/15/28. The market value is
  $159,653,679).
 Morgan Stanley & Co., Inc.
 5.075%.........................................  04/01/99   25,000   25,000,000
                                                                    ------------
 (Agreement dated 03/31/99 to be repurchased at $25,003,524
  collateralized by $19,891,000 U.S. Treasury Bonds 8.00% due
  11/15/21. The market value is $25,744,409).
 Total Repurchase Agreements
  (Cost $180,000,000) .............................................  180,000,000
                                                                    ------------

                               TempCash Portfolio
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                       Par
                                                      (000)      Value
                                                      -----  --------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost $2,847,272,759*)..............................  98.7% $2,847,272,759
OTHER ASSETS IN EXCESS OF LIABILITIES................   1.3      38,226,242
                                                      -----  --------------
NET ASSETS (Equivalent to $1.00 per share based on
 2,441,029,314 TempCash Shares and 444,446,078
 TempCash Dollar Shares outstanding)................. 100.0% $2,885,499,001
                                                      =====  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 ($2,885,499,001 / 2,885,475,392)..........................           $1.00
                                                                      =====

--------
 * Cost for federal income tax purposes.
 + Variable Rate Obligations--The rate shown is the rate as of March 31, 1999 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

                               TempCash Portfolio
                              Maturity Information
                                 March 31, 1999
                                  (Unaudited)

    Maturity                                                                     Percentage
     Period                           Par                                       of Portofolio
    --------                     --------------                                 -------------
      1-30 Days                  $1,724,146,000                                     60.4%
     31-60 Days                      30,000,000                                      1.1
     61-90 Days                     285,400,000                                     10.0
    91-120 Days                     265,000,000                                      9.3
   121-150 Days                     125,000,000                                      4.4
  Over 150 Days                     425,000,000                                     14.8

                       Average Weighted Maturity--73 days


The Duff & Phelps, Fitch Investors Service, Moody's Investors Service, Standard
 & Poor's Ratings Service and TBW, Inc. ratings of the investments are believed to be the most recent ratings available at March 31, 1999.
                See accompanying notes to financial statements.

                         Provident Institutional Funds
                            Statements of Operations
                        Six Months Ended March 31, 1999
                                  (Unaudited)

                                                      TempFund      TempCash
                                                     Portfolio     Portfolio
                                                    ------------  ------------
Investment Income:
  Interest income.................................. $358,765,935  $101,023,729
                                                    ------------  ------------
Expenses:
  Investment advisory fee..........................    6,490,000     2,693,819
  Administration fee...............................    6,490,000     2,693,819
  Registration fees and expenses...................    1,087,463       219,526
  Custodian fee....................................      621,178       220,682
  Transfer agent fee...............................      403,129        42,197
  Trustees' fees and expenses......................       32,113        10,964
  Shareholder computer access program..............       15,952         1,451
  Legal fees.......................................       22,564         6,984
  Audit fees.......................................       30,271         8,287
  Printing.........................................        4,500         4,946
  Other............................................       53,167        18,405
                                                    ------------  ------------
                                                      15,250,337     5,921,080
  Service Organization fees--Dollar Shares.........      432,988       567,759
                                                    ------------  ------------
                                                      15,683,325     6,488,839
  Less fees waived.................................   (2,793,000)   (2,410,230)
                                                    ------------  ------------
    Total expenses.................................   12,890,325     4,078,609
                                                    ------------  ------------
  Net investment income............................  345,875,610    96,945,120
Realized gain (loss) or investments:
  Net realized gain from security transactions.....      258,659        35,867
                                                    ------------  ------------
  Net increase in net assets resulting from
   operations...................................... $346,134,269  $ 96,980,987
                                                    ============  ============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                      Statements of Changes in Net Assets

                                 TempFund Portfolio                   TempCash Portfolio
                          ----------------------------------  ------------------------------------
                                               Year Ended
                          Six Months Ended   September 30,    Six Months Ended      Year Ended
                           March 31, 1999         1998         March 31, 1999   September 30, 1998
                          ----------------  ----------------  ----------------  ------------------
                            (Unaudited)                          (Unaudited)
Increase (decrease) in
 net assets:
 Operations:
  Net investment income.  $    345,875,610  $    560,564,139  $    96,945,120    $   165,453,579
  Net realized gain
   (loss) on
   investments..........           258,659          (203,702)          35,867            491,505
                          ----------------  ----------------  ---------------    ---------------
  Net increase in net
   assets resulting from
   operations...........       346,134,269       560,360,437       96,980,987        165,945,084
                          ----------------  ----------------  ---------------    ---------------
Distributions to
 shareholders:
  From net investment
   income:
   TempFund Shares......      (337,637,352)     (544,340,518)              --                 --
   TempFund Dollar
    Shares..............        (8,238,258)      (16,223,621)              --                 --
   TempCash Shares......                --                --      (86,138,121)      (142,514,398)
   TempCash Dollar
    Shares..............                --                --      (10,806,999)       (22,939,181)
   Distributions to
    shareholders from
    net realized gain:
   TempFund shares......                --           (23,462)              --                 --
   TempFund Dollar
    shares..............                --              (725)              --                 --
                          ----------------  ----------------  ---------------    ---------------
    Total distributions
     to shareholders....      (345,875,610)     (560,588,326)     (96,945,120)      (165,453,579)
                          ----------------  ----------------  ---------------    ---------------
Capital share
 transactions (at $1 per
 share):
 Sale of shares.........   132,824,095,719   163,267,203,408   34,794,675,789     55,035,173,158
 Reinvestment of
  dividends.............       113,921,689       194,706,744       44,541,175         77,504,373
 Repurchase of shares...  (131,306,798,802) (161,888,500,360) (34,956,676,563)   (54,502,812,282)
                          ----------------  ----------------  ---------------    ---------------
 Increase (decrease) in
  net assets derived
  from capital share
  transactions..........     1,631,218,606     1,573,409,792     (117,459,599)       609,865,249
                          ----------------  ----------------  ---------------    ---------------
    Total increase
     (decrease) in net
     assets.............     1,631,477,265     1,573,181,903     (117,423,732)       610,356,754
Net assets:
 Beginning of period....     9,988,967,331     8,415,785,428    3,002,922,733      2,392,565,979
                          ----------------  ----------------  ---------------    ---------------
 End of period..........  $ 11,620,444,596  $  9,988,967,331  $ 2,885,499,001    $ 3,002,922,733
                          ================  ================  ===============    ===============

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            TempFund Shares
                     ---------------------------------------------------------------------
                     Six Months
                        Ended                    Year Ended September 30,
                      March 31,      -----------------------------------------------------
                        1999           1998       1997       1996       1995       1994
                     -----------     ---------  ---------  ---------  ---------  ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........     $     1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ----------      ---------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
Net Investment
Income..........          .0249          .0549      .0539      .0541      .0567      .0360
                     ----------      ---------  ---------  ---------  ---------  ---------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........         (.0249)        (.0549)    (.0539)    (.0541)    (.0567)    (.0360)
                     ----------      ---------  ---------  ---------  ---------  ---------
Net Asset Value,
End of Period...     $     1.00      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ==========      =========  =========  =========  =========  =========
Total Return....           5.09%/2/       5.63%      5.53%      5.55%      5.82%      3.66%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........     11,245,039      9,686,491  8,060,501  5,715,004  5,351,346  4,480,851
Ratio of
Expenses to
Average Daily
Net Assets/1/...            .18%/2/        .18%       .18%       .18%       .24%       .25%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......           5.00%/2/       5.50%      5.39%      5.41%      5.67%      3.60%
                                  TempFund Dollar Shares
                     ---------------------------------------------------------
                     Six Months
                       Ended              Year Ended September 30,
                     March 31,     -------------------------------------------
                        1999        1998     1997     1996     1995    1994
                     ------------- -------- -------- -------- ------- --------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........      $  1.00      $  1.00  $  1.00  $  1.00  $ 1.00  $  1.00
                     ------------- -------- -------- -------- ------- --------
Income From
Investment
Operations:
Net Investment
Income..........        .0236        .0524    .0514    .0516   .0542    .0335
                     ------------- -------- -------- -------- ------- --------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........       (.0236)      (.0524)  (.0514) (. 0516) (.0542)  (.0335)
                     ------------- -------- -------- -------- ------- --------
Net Asset Value,
End of Period...      $  1.00      $  1.00  $  1.00  $  1.00  $ 1.00  $  1.00
                     ============= ======== ======== ======== ======= ========
Total Return....         4.84%/2/     5.38%    5.27%    5.30%   5.57%    3.41%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........      375,406      302,476  355,284  162,119  81,828  102,105
Ratio of
Expenses to
Average Daily
Net Assets/1/...          .43%/2/      .43%     .43%     .43%    .49%     .50%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......         4.75%/2/     5.25%    5.14%    5.16%   5.42%    3.35%

----
/1/Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempFund Shares would have been .22% (annualized) for the six months ended March 31, 1999 and .23%, . 24%, .26%, .27% and .27% for the years ended September 30, 1998, 1997, 1996, 1995 and 1994, respectively. For TempFund Dollar Shares, the ratios of expenses to average daily net assets would have been .47% (annualized) for the six months ended March 31, 1999 and .48%, .49%, .51%, .52% and .52% for the
  years ended September 30, 1998, 1997, 1996, 1995 and 1994.
/2/Annualized.

                See accompanying notes to financial statements.

                         Provident Institutional Funds
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                            TempCash Shares
                     --------------------------------------------------------------------
                     Six Months
                        Ended                   Year Ended September 30,
                      March 31,     -----------------------------------------------------
                        1999          1998       1997       1996       1995       1994
                     -----------    ---------  ---------  ---------  ---------  ---------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........      $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      ---------     ---------  ---------  ---------  ---------  ---------
Income From
Investment
Operations:
Net Investment
Income..........          .0250         .0552      .0541      .0542      .0575      .0370
                      ---------     ---------  ---------  ---------  ---------  ---------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........         (.0250)       (.0552)    (.0541)    (.0542)    (.0575)    (.0370)
                      ---------     ---------  ---------  ---------  ---------  ---------
Net Asset Value,
End of Period...      $    1.00     $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                      =========     =========  =========  =========  =========  =========
Total Return....           5.11%/2/      5.66%      5.55%      5.56%      5.90%      3.76%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........      2,441,084     2,499,114  1,991,037  1,835,326  1,316,166  2,330,456
 .Ratio of
Expenses to
Average Daily
Net Assets/1/...            .18%/2/       .18%       .18%       .18%       .16%       .16%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......           5.00%/2/      5.52%      5.41%      5.42%      5.75%      3.70%
                                   TempCash Dollar Shares
                     -----------------------------------------------------------
                     Six Months
                       Ended            Year Ended September 30, 1999
                     March 31,     ---------------------------------------------
                        1999         1998     1997     1996     1995     1994
                     ------------- --------- -------- -------- -------- --------
                     (Unaudited)
Net Asset Value,
Beginning of
Period..........      $  1.00      $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ------------- --------- -------- -------- -------- --------
Income From
Investment
Operations:
Net Investment
Income..........        .0237         .0527    .0516    .0517    .0550    .0345
                     ------------- --------- -------- -------- -------- --------
Less
Distributions:
Dividends to
Shareholders
From Net
Investment
Income..........       (.0237)       (.0527)  (.0516) (. 0517)  (.0550)  (.0345)
                     ------------- --------- -------- -------- -------- --------
Net Asset Value,
End of Period...      $  1.00      $   1.00  $  1.00  $  1.00  $  1.00  $  1.00
                     ============= ========= ======== ======== ======== ========
Total Return....         4.86%/2/      5.41%    5.29%    5.31%    5.65%    3.51%
Ratios/Supplemental
Data:
Net Assets, End
of Period
$(000)..........      444,415      503, 809  401,529  527,830  454,156  397,948
 .Ratio of
Expenses to
Average Daily
Net Assets/1/...          .43%/2/       .43%     .43%     .43%     .41%     .41%
Ratio of Net
Investment
Income to
Average Daily
Net Assets......         4.75%/2/      5.27%    5.16%    5.17%    5.50%    3.45%

----
/1/Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been .30% (annualized) for the six months ended March 31, 1999 and .32%, .30%, .33%, .30% and .33% for the years ended September 30, 1998, 1997, 1996, 1995 and 1994, respectively. For TempCash Dollar Shares, the ratios of expenses to average daily net assets would have been .55% (annualized) for the six months ended March 31, 1999 and .57%, .55%, .58%, .55% and .58% for the
  years ended September 30, 1998, 1997, 1996, 1995 and 1994.
/2/Annualized.

                See accompanying notes to financial statements.

                         Notes to Financial Statements
                                  (Unaudited)
A. Provident Institutional Funds ("PIF" or the "Company") was organized as a Delaware business trust on October 21, 1998. It is the successor to five investment companies: (1) Temporary Investment Fund, Inc. ("Temp"), (2) Trust for Federal Securities ("Fed"), (3) Municipal Fund for Temporary Investment ("Muni"), (4) Municipal Fund for California Investors, Inc. ("Cal Muni") and
(5) Municipal Fund for New York Investors, Inc. ("NY Muni"), (the "Predecessor Companies"). The accompanying financial statements and notes are those of the portfolios of Temp--TempFund and TempCash. On February 10, 1999 these portfolios, along with the portfolios of the other Predecessor Companies were reorganized into separate series of PIF.

 The fiscal year end for Temp is September 30. The fiscal year end for PIF is October 31. PIF is a no-load open-end management investment company. Each portfolio included in these financial statements and notes is a diversified investment company under the Investment Company Act of 1940.

 TempCash offers two classes of shares: Fund Shares and Dollar Shares. TempFund offers six classes of shares: Fund Shares, Administration Shares, Dollar Shares, Plus Shares, Cash Reserve Shares, and Cash Management Shares. Pursuant to a Shareholder Service Plan and specified in a servicing agreement, institutions other than broker/dealers ("Service Organizations"), provide certain services, not intended to promote the sale of the shares, to their clients who beneficially own shares of a particular class, in consideration for the Company's payment of a fee to the Servicing Organization at an annual rate of .10% for Administration Shares, .25% for Dollar Shares, .40% for Cash Reserve Shares and .50% for Cash Management Shares of the average daily net asset value of such Shares. The difference in the level of fees is related to the type and number of services provided by the Servicing Organization. Pursuant to an Amended Distribution Plan and specified in a related agreement, institutions that are broker/dealers ("Broker/Dealers"), provide certain sales and support services to their clients who beneficially own shares of the Plus class, in consideration for the Company's payment of a fee to the Broker/Dealer at an annual rate of .25% of the average daily net asset value of such Shares. Dividends paid to Administration, Dollar, Plus, Cash Reserve and Cash Management shareholders are reduced by such fees. Fund Shares are sold to institutional investors who choose not to enter into agreements with PIF. As of March 31, 1999, no Administration Shares, Plus Shares, Cash Reserve Shares or Cash Management Shares were outstanding.

B. Significant accounting policies are as follows:

 Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

 Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of securities, as collateral with a custodian, subject to the agreement at not less than the repurchase price.

 Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

 Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

 Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

C. Under agreements between the Company and BlackRock Institutional Management Corporation ("BIMC"), an indirect majority-owned subsidiary of PNC Bank National Association ("PNC Bank"), BIMC manages the Company's portfolios and maintains their financial accounts. PFPC Trust Company is the Company's custodian and PFPC Inc. ("PFPC") is the Company's transfer agent.

 Provident Distributors, Inc. ("PDI") is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC and BIMC for certain administrative services (together the "Co-Administrators"). Prior to the reorganization discussed in paragraph A, PDI was co-administrator with PFPC.

 In return for their advisory and administrative services, the Company pays BIMC and the Co-Administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

 TempFund Portfolio:

 0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.08% of the next $1 billion, 0.075% of the next $1 billion and 0.07% of net assets in excess of $8 billion.

 TempCash Portfolio:

 0.175% of the first $1 billion, plus 0.15% of the next $1 billion, 0.125% of the next $1 billion, 0.10% of the next $1 billion, 0.095% of the next $1 billion, 0.09% of the next $1 billion, 0.085% of the next $1 billion and 0.08% of net assets in excess of $7 billion.

 The Co-Administrators and BIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization or Broker/Dealer fees) of the TempFund portfolio and the TempCash portfolio do not exceed 0.18% of each portfolio's average daily net assets.

 For the six months ended March 31, 1999, the Co-Administrators and BIMC voluntarily waived, on an equal basis, administration and advisory fees totaling $2,793,000 and $2,410,230 for the TempFund portfolio and the TempCash portfolio, respectively.

 Service Organization fees of $72,375 were paid to affiliates of BIMC for the six months ended March 31, 1999.

D. The Company's Declaration of Trust permits the Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (shares) in the Company and to classify or reclassify any unissued shares into one or more additional classes of shares.

                   Notes to Financial Statements (Concluded)

 Transactions in shares of the Company are summarized as follows:

                                 TempFund Portfolio
                          ----------------------------------
                                               Year Ended
                          Six Months Ended   September 30,
                           March 31, 1999         1998
                          ----------------  ----------------
                            (Unaudited)
Sale of shares:
 TempFund................  130,573,985,034   156,484,722,787
 TempFund Dollar.........    2,250,110,685     6,782,480,621
Shares issued in
 reinvestment of
 dividends:
 TempFund................      109,577,888       186,102,310
 TempFund Dollar.........        4,343,801         8,604,434
Shares repurchased:
 TempFund................ (129,125,268,025) (155,044,635,487)
 TempFund Dollar.........   (2,181,530,777)   (6,843,864,873)
                          ----------------  ----------------
Net increase in shares...    1,631,218,606     1,573,409,792
                          ================  ================

                                                    TempCash Portfolio
                                              --------------------------------
                                                Six Months       Year Ended
                                                   Ended        September 30,
                                              March 31, 1999        1998
                                              ---------------  ---------------
                                                (Unaudited)
Sale of shares:
 TempCash....................................  33,862,404,033   52,797,975,692
 TempCash Dollar.............................     932,271,756    2,237,197,466
Shares issued in reinvestment of dividends:
 TempCash....................................      36,599,640       60,504,102
 TempCash Dollar.............................       7,941,535       17,000,271
Shares repurchased:
 TempCash.................................... (33,957,066,004) (52,350,827,640)
 TempCash Dollar.............................    (999,610,559)  (2,151,984,642)
                                              ---------------  ---------------
Net increase (decrease) in shares............    (117,459,599)     609,865,249
                                              ===============  ===============

 On March 31, 1999 two shareholders held approximately 21% of the outstanding shares of TempCash Portfolio.

E. At September 30, 1998, capital loss carryovers, expiring at various times from 2004 to 2006 were available to offset possible future capital gains of the respective portfolios, as follows: TempFund, $203,702 and TempCash, $12,258.

F. At March 31, 1999, net assets consisted of the following:

                                                     TempFund        TempCash
                                                  --------------- --------------
Paid-in capital.................................. $11,620,389,639 $2,885,475,392
Accumulated net realized gains on investments....          54,957         23,609
                                                  --------------- --------------
Total net assets................................. $11,620,444,596 $2,885,499,001
                                                  =============== ==============

            Results of Special Meeting of Sharesholders (Unaudited)

 A Special Shareholder Meeting for Temporary Investment Fund, Inc. ("Temp") was held on January 28, 1999 and reconvened on February 9, 1999. Shareholders of TempFund and TempCash (each a "Portfolio", collectively, the "Portfolios") voted as described below:

1. Election of Directors. Messrs. Beckwith, Harris, Johnson, Platt, Robb, Urish and Winter were elected Directors by shareholders of the Company, as follows.

                                                                      Number of
                                                         Number of      Votes
                  Name of Candidate                      Votes For    Withheld
                  -----------------                      ---------   -----------
G. Nicholas Beckwith, III............................. 9,742,789,644 329,202,656
Jerrold B. Harris..................................... 9,790,894,300 281,098,000
Rodney D. Johnson..................................... 9,790,692,505 281,299,795
Joseph P. Platt, Jr................................... 9,791,033,294 280,959,006
Robert C. Robb, Jr.................................... 9,790,912,048 281,080,252
Kenneth L. Urish...................................... 9,791,002,842 280,989,458
Frederick W. Winter................................... 9,791,010,153 280,982,147

2. Ratification of Auditors. Shareholders of the Company voted to ratify PricewaterhouseCoopers LLP as independent accountants for the fiscal year ending September 30, 1999; as follows.

For the resolution................................................ 9,913,050,364
Against the resolution............................................    37,445,857
Abstain...........................................................   121,496,077

3. Agreement and Plan of Reorganization. Shareholders of each Portfolio of the Company voted to approve an Agreement and Plan of Reorganization pursuant to which each Portfolio was reorganized as a separate series of Provident Institutional Funds, a Delaware business trust, as follows.

                                                       TempFund      TempCash
                                                     ------------- -------------
For the resolution.................................. 6,726,262,082 2,153,889,985
Against the resolution..............................   260,319,403   103,380,369
Abstain.............................................   301,171,818   192,788,342
Broker non-vote.....................................    40,426,534   293,753,767

4. Changes in Fundamental Investment Limitations. Changes were proposed to the fundamental investment limitations of each Portfolio of the Company, as follows: (a) limitation on borrowing and senior securities, (b) limitation on underwriting activities, (c) limitation on real estate related transactions,
(d) limitation on investment in commodities; (e) limitation on loans; and (f) limitation regarding concentration (TempCash only). The proposed changes were approved by shareholders of each Portfolio as follows:

                                                       TempFund      TempCash
                                                     ------------- -------------
For the resolution.................................. 6,933,462,122 2,297,889,044
Against the resolution..............................   257,127,239    61,013,957
Abstain.............................................    97,163,943    91,155,695
Broker non-vote.....................................    40,426,533   293,753,767

5. Changes to Fundamental Investment Limitations to Make Such Limitations Non-Fundamental. Changes were proposed to fundamental investment limitations of each Portfolio of the Company to make such limitations non-fundamental, as follows: (a) limitations on eligible investments; (b) limitation on acquiring voting securities or acquiring securities of other investment companies, and
(c) limitation on purchasing securities on margin, making short sales or maintaining a short position. The proposed changes were approved by shareholders as follows:

                                                       TempFund      TempCash
                                                     ------------- -------------
For the resolution.................................. 6,373,736,594 2,099,836,152
Against the resolution..............................   809,863,420   248,919,356
Abstain.............................................   104,153,289   101,303,188
Broker non-vote.....................................    40,426,534   293,753,767

             Results of Special Meeting of Shareholders (Concluded)

6. Investment of Substantially All Assets in Another Open-End Investment Company. Shareholders of each Portfolio of the Company voted to approve a new fundamental investment limitation for each Portfolio to permit each Portfolio to invest substantially all of its assets in another open-end investment company, as follows:

                                                       TempFund      TempCash
                                                     ------------- -------------
For the resolution.................................. 6,843,817,561 2,289,350,404
Against the resolution..............................   327,727,737    60,629,544
Abstain.............................................   116,208,005   100,078,747
Broker non-vote.....................................    40,426,534   293,753,768

Trustees
Rodney D. Johnson
Chairman
G. Nicholas Beckwith
Jerrold B. Harris
Joseph Platt
Robert C. Robb, Jr.
Kenneth L. Urish
Frederick W. Winter

Investment Adviser
BlackRock Institutional Management Corporation
400 Bellevue Parkway
Wilmington, DE 19809

Co-Administrators
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Distributor
Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Transfer Agent
PFPC Inc.
P.O. Box 8950
Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied or proceeded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                                                        PIF-SA-001

TempFund
TempCash


Investment Portfolios offered by
Provident Institutional Funds











PROVIDENT
INSTITUTIONAL
FUNDS




Semi-Annual Report
March 31, 1999